BRIGHTHOUSE FUNDS TRUST I	SUMMARY PROSPECTUS May 1, 2020

Brighthouse/Artisan International Portfolio

Class A and Class B Shares

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus, reports to shareholders, and other information about the Portfolio (including the documents listed below) online at www.brighthousefinancial.com/variablefunds. You can also get this information at no cost by calling 1-800-638-7732 or by sending an e-mail request to RCG@brighthousefinancial.com. The Portfolio’s Prospectus and Statement of Additional Information, both dated May 1, 2020, as supplemented from time to time, and the Portfolio’s financial statements for the year ended December 31, 2019, including the notes to the financial statements, the financial highlights and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Portfolio, dated December 31, 2019, are all incorporated by reference into this Summary Prospectus. This Summary Prospectus is intended for individuals who have purchased Contracts (as defined below) from insurance companies, including insurance companies affiliated with Brighthouse Investment Advisers, LLC, and is not intended for use by other investors.

IMPORTANT NOTICE: Delivery of paper Portfolio reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper copies of the Portfolio’s annual and semiannual reports in the mail from the insurance provider that offers your Contract unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider. If you choose this option, you will receive paper reports for all portfolios in which you are invested.

If you already receive these reports electronically, no action is required.

Investment Objective

Maximum long-term capital growth.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B
Management Fee	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses	0.05%		0.05%

Total Annual Portfolio Operating Expenses	0.80%		1.05%
Fee Waiver *	(0.02%	)	(0.02%	)

Net Operating Expenses	0.78%		1.03%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2020 through April 30, 2021, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 30, 2021, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$80	$253	$442	$988
Class B	$105	$332	$577	$1,281

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Artisan Partners Limited Partnership (“Artisan Partners” or “Subadviser”), subadviser to the Portfolio, invests, under normal market conditions, substantially all of the Portfolio’s assets in common stocks and similar securities, and invests at least 65% of the Portfolio’s net assets in securities of non-U.S. companies located in a minimum of four different countries. The Portfolio invests primarily in developed markets but also may invest up to 35% of its net assets in emerging and less developed markets. The Portfolio typically holds securities representing at least 15 countries. The maximum investment in any single country is 30% of the Portfolio’s net assets. The percentage limits above are measured using the market value of the Portfolio’s assets at the time of purchase.

Stock Selection

Artisan Partners employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

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Themes. Artisan Partners identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan Partners’ fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

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Sustainable Growth. Artisan Partners applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan Partners seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model, and a high-quality management team.

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Valuation. Artisan Partners uses multiple valuation metrics to establish a target price range. Artisan Partners assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

Artisan Partners constructs the portfolio without regard to index weightings. There are no restrictions on the size of the companies in which the Portfolio may invest. Artisan Partners may sell a security when Artisan Partners thinks the security is approaching full valuation, changing circumstances affect the original reasons for the security’s purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified by Artisan Partners.

The Portfolio may invest up to 10% of its net assets, measured at the time of purchase, in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities. These securities are sometimes referred to as “participation certificates.” Participation certificates typically are issued by a bank or broker-dealer. When a participation certificate is redeemed, the bank or broker-dealer is obligated to pay the Portfolio an amount based on the value of the underlying security or securities.

The Portfolio buys and sells non-U.S. currencies to facilitate transactions in portfolio securities because many of the Portfolio’s investments typically are traded in currencies other than U.S. dollars. The Portfolio is also directly or indirectly exposed to changes in foreign currency exchange rates when it holds certain U.S. dollar-denominated securities, such as depositary receipts. Although the Portfolio usually does not hedge against possible variations in exchange rates, in certain circumstances, the Portfolio may hedge its direct or indirect exposure to a particular currency to mitigate currency volatility or because Artisan Partners believes that currency is overvalued. The Portfolio may hedge its exposure to securities denominated in foreign currencies as well as other positions that expose the Portfolio to currency exchange rate movements, including dollar-denominated securities or other instruments that expose the Portfolio to foreign currency movements. The Portfolio may buy and sell currencies for cash at current exchange rates, or it may use forward foreign currency exchange and foreign currency futures contracts to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

The Portfolio tries to maintain a cash position of no more than 5% of its net assets, although cash flows, including from contract owners’ purchases and sales of Portfolio shares and the Portfolio’s purchases and sales of portfolio securities, may cause the Portfolio’s cash position to be larger or smaller. As a result, the Portfolio may at times hold more than 5% of its net assets in cash.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus. The significance of any specific risk to an investment in the Portfolio will vary over time, depending on the composition of the Portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole,

Brighthouse/Artisan International Portfolio

deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it is not advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	1st – 2019	10.91%
Lowest Quarter	3rd – 2015	-13.31%

Average Annual Total Return as of December 31, 2019

	1 Year	5 Years	Since Inception		Inception Date
Class A	30.22%	6.08%	5.41%		04-29-14
Class B	29.89%	5.88%	5.48%		11-12-14
MSCI All Country World (ex-U.S.) Index (reflects no deduction for mutual fund fees or expenses)	21.51%	5.51%	3.94%	*	—

*	Index performance is from 4-29-14.

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Artisan Partners Limited Partnership is the subadviser to the Portfolio.

Portfolio Managers.    Mark L. Yockey, CFA, a Managing Director of Artisan Partners, has managed the Portfolio since its inception in 2014. Charles-Henri Hamker, a Managing Director of Artisan Partners, and Andrew J. Euretig, a Managing Director of Artisan Partners, have served as Associate Portfolio Managers of the Portfolio since its inception in 2014.

Brighthouse/Artisan International Portfolio

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Brighthouse/Artisan International Portfolio

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